Related party balances and transactions (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other receivables - related parties	$ 2,560,675	$ 2,794,894
Short term loans banks	$ 1,153,654	1,814,551
Beijing Minhongyun Energy Supply Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd is the director of this entity
Nature description	Interest-free loans due on November 30, 2025 extended to November 30, 2026
Other receivables - related parties	$ 1,078,206	1,048,912
Shenzhen Li Yaxin Industrial Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Company’s Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd., is the sole shareholder of this entity
Nature description	Interest-free loans due on December 10, 2025, extended to December 31, 2026
Other receivables - related parties	$ 90,804	97,379
Yunwu Li [Member]
Related Party Transaction [Line Items]
Relationship description	Chairman of CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans due on October 31, 2025, extended to December 31, 2026
Other receivables - related parties	$ 635,131	846,854
Jianzhong Zhao [Member]
Related Party Transaction [Line Items]
Relationship description	Legal Representative, General Manager and Director of Hohhot CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans due on December 31, 2025, extended to December 31, 2026
Other receivables - related parties	$ 176,073	237,868
Jianshan Ma [Member]
Related Party Transaction [Line Items]
Relationship description	Director and General Manager of Chengde CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans due on December 31, 2025, extended to December 31, 2026
Other receivables - related parties	$ 85,746	95,264
Yan Wang [Member]
Related Party Transaction [Line Items]
Relationship description	Relative of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans due on February 28, 2025, extended to February 28, 2027
Other receivables - related parties	$ 179,120	157,978
Shaozhao Xu [Member]
Related Party Transaction [Line Items]
Relationship description	Project manager of Shenzhen CDT Environmental Technology Co., Ltd
Nature description	Interest free, due on December 31, 2026
Other receivables - related parties	$ 315,595	310,639
Total [Member]
Related Party Transaction [Line Items]
Short term loans banks	$ 2,560,675	$ 2,794,894